Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2023	$ 193
For the year ending December 31, 2024	383
Total lease payments	576
Less: imputed interest	(17)
Present value of lease liabilities	$ 559